Preferred Stock and Warrants: (Details Textual) - USD ($)		12 Months Ended
	Nov. 13, 2015	Dec. 31, 2015
Minimum Daily Volume Requirement Amount	$ 150,000
Stock Issued During Period, Value, New Issues		$ 0
Katalyst Securities LLC [Member]
Private placement Agent Fee Percentage	1.00%
Warrants issued to placement agent description	each closing, the Company will deliver to Katalyst warrants exercisable for a period of five years from the date of the Initial Closing to purchase a number of shares of the Companys common stock equal to 10% of the number of Units purchased by any Placement Agent Investors who are not Institutional Placement Agent Investors (Placement Agent Retail Investors) with exercise prices as apportioned as follows: (x) 25% of such number of warrants shall be exercisable for common stock at an exercise price of $0.01 per share (Penny Broker Warrant) and (y) 75% of such number of warrants shall be exercisable for common stock at an exercise price of $0.60 per share (the IV Broker Warrant and collectively with the Institutional Broker Warrant and the Penny Broker Warrant, the Broker Warrants).
Minimum [Member] | Katalyst Securities LLC [Member]
Proceeds from Issuance of Private Placement	$ 5,000,000
Securities Purchase Agreement [Member]
Resale Percentage of Series B Stock	150.00%
Private placement Agent Fee Percentage	10.00%
Over-Allotment Option [Member] | Securities Purchase Agreement [Member]
Proceeds from Issuance of Private Placement	$ 5,000,000
Sale of Stock, Number of Shares Issued in Transaction	25,716,534
Sale of Stock, Price Per Share	$ 0.60
Over-Allotment Option [Member] | Securities Purchase Agreement [Member] | Minimum [Member]
Sale of Stock, Consideration Received on Transaction	$ 5,000,000
Over-Allotment Option [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Sale of Stock, Consideration Received on Transaction	$ 15,000,000
Private Placement Initial Closing [Member] | Securities Purchase Agreement [Member]
Sale of Stock, Description of Transaction	(a) an institutional investor that focuses on the biotech industry, (b) an investor of the Companys Series A Stock, (c) any investor investing under $5,000 or (d) any person approved in writing by each of those Buyers who are institutional investors and such Buyers purchase price (together with such Buyers institutional affiliates) equals or exceeds $1,000,000 (the Large Buyers).
Proceeds from Issuance of Common Stock	$ 15,330,000
Private Placement [Member]
Sale of Stock, Description of Transaction	(i) one one-hundredth share of Series B Stock, convertible into one share of the Companys common stock (Common Stock), (ii) one warrant to acquire, at an exercise price of $0.80 per share with an expiration date five years from the date of issuance, one share of Common Stock (the Series A Warrant), (iii) one warrant to acquire, at an exercise price of $0.80 per share with an expiration date of one year life from the date of issuance, one share of Common Stock (the Series B Warrant), (iv) one warrant to acquire, at an exercise price of $1.25 per share with an expiration date of five years from the issuance date, one share of Common Stock (the Series C Warrant), (v) one warrant, which is contingent upon the exercise of the Series B Warrant, to acquire, at an exercise price of $1.00 per share with an expiration date that is five years from the date of the initial exercise of the Series B Warrant, one share of Common Stock (the Series D Warrant), and (vi) one warrant, which is contingent upon the exercise of the Series C Warrant, to acquire, at an initial exercise price of $1.50 per share with an expiration date that is five years from the date of the initial exercise of the Series C Warrant, one share of Common Stock (the Series E Warrant, and together with the Series A Warrant, the Series B Warrant, the Series C Warrant and the Series D Warrant, the Investor Warrants).
Series B Convertible Redeemable Preferred Stock [Member]
Preferred Stock, Shares Authorized	333,333
Preferred Stock, Par or Stated Value Per Share	$ 0.0001
Dividends Payable, Amount Per Share	$ 0.08
Stock Issued During Period, Shares, New Issues	518,406
Stock Issued During Period, Value, New Issues	$ 311,000